Restructuring Activities - Operational Efficiency Plan (Details) - Operational Efficiency Plan - USD ($) $ in Millions	12 Months Ended			15 Months Ended	27 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jul. 02, 2016	Jul. 01, 2017	Jun. 30, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected cash charges		$ 34.0	$ 9.7
Restructuring charges		24.0	43.9	$ 67.9
Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected costs to be incurred			65.0
Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected costs to be incurred			80.0
Scenario, Forecast | Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected cash charges					$ 55.0
Restructuring charges	$ 10.0
Scenario, Forecast | Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected cash charges					$ 65.0
Restructuring charges	$ 15.0
Organizational Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected cash charges		23.3	9.7
Restructuring charges		15.6	40.4
Organizational Efficiency | Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected costs to be incurred			45.0
Organizational Efficiency | Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected costs to be incurred			55.0
Technology Infrastructure
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected costs to be incurred			15.0
Restructuring charges, expected cash charges		7.7	0.0
Restructuring charges		8.0	0.0
Network Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected cash charges		3.0	0.0
Restructuring charges		$ 0.4	3.5
Network Optimization | Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected costs to be incurred			5.0
Network Optimization | Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges, expected costs to be incurred			$ 10.0